Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts Receivable

6. Accounts Receivable

Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Accounts receivables and unbilled energy incentives consist of the following:

	September 30	December 31
	2024	2023
	(in thousands)
Accounts receivable	$21	$3
Total	$21	$3

The allowance for credit losses was $9 thousand as of September 30, 2024 and $7 thousand as of December 31, 2023.

7.	Accounts Receivable

Accounts receivable relate to amounts due from customers for services that have been performed and invoices that have been sent. Unbilled energy incentives relate to services that have been performed for the customer but have yet to be invoiced. Accounts receivables, and unbilled energy incentives consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accounts receivable	$651	$3,335
Unbilled energy incentives earned	5,607	4,954
Total	$6,258	$8,289